S-K 1602(a)(3) Forepart, Sponsor Compensation	2 Months Ended
Jun. 06, 2025 USD ($) $ / shares shares
IG SPAC Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 5
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 4,000,000
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	400,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 5
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,000,000
Private Placement Units [Member] | IG SPAC Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	800,000
Private Placement Units One [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	460,000
Private Placement Units One [Member] | IG SPAC Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	860,000
Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,300,000
Over-Allotment Option [Member] | IG SPAC Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 4,300,000
Class B Ordinary Shares [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	7,665,900
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Class B Ordinary Shares Surrender [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	999,900